Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.20%
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator Growth-100 Power Buffer ETF™ - October | Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)